Stock Incentive Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Summary of option activities
Options vested and expected to vest end of the period (in shares)	27,394
Weighted Average Exercise Price
Weighted Average Exercise Price, Options vested and expected to vest (in dollars per share)	$ 47.51
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term, Options vested and expected to vest (in years)	4 years 1 month 10 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Options vested and expected to vest	$ 1,336,774,863
Employee Stock Option
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Dividend yield (as a percent)	1.47%	[1]	1.65%	[1]	1.44%	[1]
Expected volatility (as a percent)	19.92%	[2]	30.96%	[2]	32.49%	[2]
Risk-free interest rate (as a percent)	1.35%	[3]	0.73%	[3]	0.84%	[3]
Expected life (in years)	4 years	[4]	4 years 8 months	[4]	4 years 8 months	[4]
Weighted-average grant date fair value (in dollars per share)	$ 11.04		$ 12.50		$ 11.12
Unrecognized compensation expense related to unvested options	121,000,000
Unrecognized compensation expense related to unvested options, period of recognition (in years)	1 year 7 months 25 days
Unvested options to vest over the requisite service period	16,000,000
Summary of option activities
Outstanding at the beginning of the period (in shares)	34,738
Granted (in shares)	4,525
Exercised (in shares)	(9,563)
Forfeited (in shares)	(1,202)
Expired (in shares)	(332)
Outstanding at the end of the period (in shares)	28,166		34,738
Options exercisable (in shares)	11,634
Weighted Average Exercise Price
Weighted Average Exercise Price, options outstanding at the beginning of the period (in dollars per share)	$ 41.40
Weighted Average Exercise Price, options granted (in dollars per share)	$ 74.96
Weighted Average Exercise Price, options exercised (in dollars per share)	$ 37.30
Weighted Average Exercise Price, options forfeited (in dollars per share)	$ 50.15
Weighted Average Exercise Price, options expired (in dollars per share)	$ 36.93
Weighted Average Exercise Price, options outstanding at the end of the period (in dollars per share)	$ 47.87		$ 41.40
Weighted Average Exercise Price, options exercisable (in dollars per share)	$ 37.86
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term, options outstanding (in years)	4 years 1 month 25 days
Weighted Average Remaining Contractual Term, Options, options exercisable (in years)	2 years 9 months 25 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, options outstanding	1,364,408,886
Aggregate Intrinsic Value, options exercisable	$ 679,995,090

[1]	The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.
[2]	The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.
[3]	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.
[4]	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.